Selected Statement of Operations Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 18,052	$ 20,928	$ 25,020
Product line "A" [Member]
Revenues	14,544	16,567	20,990
Product line "B" [Member]
Revenues	$ 3,508	$ 4,361	$ 4,030